Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 231,239	$ 162,419
Accounts receivable, net	75,109	55,249
Inventories	95,427	90,202
Prepaid expenses and other assets	306,616	241,088
Total current assets	708,391	548,958
Property and equipment, net	13,135,337	12,119,253
Goodwill	1,388,931	1,388,931
Tradenames	817,525	817,525
Other long-term assets	612,864	329,948
Total assets	16,663,048	15,204,615
Current liabilities:
Current portion of long-term debt	746,358	681,218
Accounts payable	100,777	159,564
Accrued expenses and other liabilities	782,665	713,612
Due to NCLH	35,044	50,394
Advance ticket sales	1,954,980	1,593,219
Total current liabilities	3,619,824	3,198,007
Long-term debt	6,055,335	5,810,873
Other long-term liabilities	526,089	277,914
Total liabilities	10,201,248	9,286,794
Commitments and contingencies (Note 13)
Shareholders' equity:
Ordinary shares, $0.0012 par value; 40,000,000 shares authorized; 31,164,004 shares issued and outstanding at December 31, 2019 and December 31, 2018	37	37
Additional paid-in capital	4,061,330	3,983,714
Accumulated other comprehensive income (loss)	(297,203)	(163,360)
Retained earnings	2,697,636	2,097,430
Total shareholders' equity	6,461,800	5,917,821
Total liabilities and shareholders' equity	$ 16,663,048	$ 15,204,615